BORROWINGS - Components (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Short-term borrowings:
Bank loans	$ 4,868,956	$ 4,235,673
Current portion of long-term borrowings	12,923,599	4,161,549
Total current borrowings	17,792,555	8,397,222
Long-term borrowings:
Bank loans	417,339	13,540,034
Total non-current borrowings	417,339	13,540,034
Total borrowings	$ 18,209,894	$ 21,937,256